Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating leases due date	2026
Total net rent expense	$ 8.2	$ 9.8	$ 8.9
Total sublease income	$ 0.2